Investment in associates movements (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
Income statement movements of associates companies [Line Items]
Revenue and other operating income, operating	€ 9,627,000,000			€ 9,148,000,000			€ 8,515,000,000
Operating expense, operating	(8,170,000,000)			(7,806,000,000)			(7,524,000,000)
Depreciation and amortisation expense	(490,000,000)			(441,000,000)			(401,000,000)
Profit (loss) from operating activities	1,177,000,000			3,109,000,000			625,000,000
Finance income (cost)	(365,000,000)			274,000,000			(230,000,000)
Profit (loss) before income taxes	1,070,000,000			3,621,000,000			610,000,000
Income tax expense (income), income taxes	(60,000,000)			145,000,000			115,000,000
Profit (loss)	(1,150,000,000)			(3,490,000,000)			(511,000,000)
Comprehensive income	541,000,000			3,743,000,000			400,000,000
Profit (loss) from continuing operations	1,130,000,000			3,476,000,000			495,000,000
Revenue, operating	9,627,000,000			9,148,000,000			8,515,000,000
Ferrovial SA [Member]
Income statement movements of associates companies [Line Items]
Profit (loss)	(894,000,000)
407 International Inc [Member] | Canada, Dollars
Income statement movements of associates companies [Line Items]
Revenue and other operating income, operating | $		$ 2,009			$ 1,705			$ 1,495
Operating expense, operating | $		(322)			(228)			(212)
Depreciation and amortisation expense | $		(110)			(106)			(97)
Profit (loss) from operating activities	1,577,000,000			1,372,000,000			1,187,000,000
Finance income (cost) | $		(472)			(429)			(412)
Profit (loss) before income taxes | $		1,105			942			775
Income tax expense (income), income taxes | $		(294)			(250)			(208)
Profit (loss) | $					692			567
Profit Loss attributable to ferrovial | $		351			299			245
Adjustment to amortization of intangible assets | $		(35)			(21)			(21)
Adjusted net profit loss to ferrovial (43,23% Million CAD) | $		$ 316			$ 278			$ 225
Adjusted net profit loss to ferrovial (43,23% Million Euro)	213,000,000			188,000,000			€ 154,000,000
IRB Infrastructure Trust (Private InvIT) [Member]
Income statement movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR)	591,000,000			646,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees
Income statement movements of associates companies [Line Items]
Group´s share in equity (23.99%) | ₨			₨ 62,308			₨ 57,769
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees | Ferrovial SA [Member]
Income statement movements of associates companies [Line Items]
Group´s share in equity (23.99%) | ₨			(609)			(751)
Group´s share in equity (23.99% Million EUR)	€ (6,000,000)			€ (8,000,000)
Comprehensive income | ₨			(2,539)			(3,131)
Profit (loss) from continuing operations | ₨			(2,539)			(3,131)
Revenue, operating | ₨			₨ 64,345			₨ 22,040